Short-Term Debt (Narrative) (Details)	Aug. 31, 2015 USD ($)	Jul. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015	Jul. 28, 2015	Jul. 27, 2015	Jun. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014 USD ($)	Sep. 30, 2014	Jun. 30, 2014
Line of Credit Facility [Line Items]
Amount borrowed under revolving credit facility			$ 2,500,000							$ 0
Debt to EBITDA ratio (greater than)			3.5
Ratio of net indebtedness to EBITDA			4.40	4.56			4.61	4.62		4.65	4.59	4.38
Short-term loans			$ 0							$ 32,000,000
Bank Of America, N.A. [Member]
Line of Credit Facility [Line Items]
Amount of revolving credit facility		$ 50,000,000
Ratio of net indebtedness to EBITDA		3.5			3.0	2.5						2.73
Citibank [Member]
Line of Credit Facility [Line Items]
Short-term loans										$ 32,000,000
Weighted average interest rate (as a percent)									2.34%
LIBOR [Member] | Bank Of America, N.A. [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)		2.75%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Amount borrowed under revolving credit facility			$ 2,500,000
Revolving Credit Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 25,000,000
Revolving Credit Facility [Member] | LIBOR [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)	2.25%
Line of Credit [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Ratio of net indebtedness to EBITDA			2.58